Derivative Financial Instruments - Notional Amounts and Fair Values (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest rate swaps
Notional amounts and fair values of derivatives
Financial instruments pledged as collateral	$ 15,000	$ 13,800
Cash pledged as collateral	49,300	15,600
Derivatives designated as hedging instruments | Interest rate swaps
Notional amounts and fair values of derivatives
Notional Amount	202,394	232,867	$ 284,121
Derivatives designated as hedging instruments | Interest rate swaps | Other assets
Notional amounts and fair values of derivatives
Asset Derivatives			184
Derivatives designated as hedging instruments | Interest rate swaps | Other liabilities
Notional amounts and fair values of derivatives
Liability Derivatives	(9,119)	(8,996)	(12,157)
Derivatives Not Designated as Hedging Instruments | Interest rate swaps
Notional amounts and fair values of derivatives
Notional Amount	1,062,236	682,621	384,801
Asset Derivatives	32,400	10,900
Liability Derivatives	(35,600)	(14,100)
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Other assets
Notional amounts and fair values of derivatives
Asset Derivatives	32,350	10,909	4,111
Derivatives Not Designated as Hedging Instruments | Interest rate swaps | Other liabilities
Notional amounts and fair values of derivatives
Liability Derivatives	(35,584)	(14,126)	$ (7,838)
Derivatives Not Designated as Hedging Instruments | Funding Swap (Visa Derivative)
Notional amounts and fair values of derivatives
Notional Amount	35,784
Liability Derivatives	(7,900)
Derivatives Not Designated as Hedging Instruments | Funding Swap (Visa Derivative) | Other liabilities
Notional amounts and fair values of derivatives
Liability Derivatives	(7,926)
Derivatives Not Designated as Hedging Instruments | Foreign exchange contracts
Notional amounts and fair values of derivatives
Notional Amount	3,566	4,821
Derivatives Not Designated as Hedging Instruments | Foreign exchange contracts | Other assets
Notional amounts and fair values of derivatives
Asset Derivatives	$ 43	$ 93